Warrants - Warrant activity - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrant issued (in shares)		619,185
Warrants exercised (in shares)	187,415	353,581
Common stock purchase warrants
Warrants
Warrant issued (in shares)	1,811	472,672
Warrants exercised (in shares)		188,000
Common stock purchase warrants | Maximum
Warrants
Warrants exercised (in dollars per share)		$ 19.14
Common stock purchase warrants | Minimum
Warrants
Warrants exercised (in dollars per share)		$ 13.34
Liability warrant
Warrants
Warrant issued (in shares)		37,921
Warrants exercised (in shares)	185,604	28,869
Pre-funded warrants
Warrants
Warrant issued (in shares)		136,713
Warrants exercised (in shares)		136,712
Pre-funded warrants | Maximum
Warrants
Warrants exercised (in dollars per share)		$ 0.06
Pre-funded warrants | Minimum
Warrants
Warrants exercised (in dollars per share)		$ 0.01
Representative's warrants
Warrants
Warrant issued (in shares)		9,800